Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net income or loss per share

	For the Three Months Ended			For the Three Months Ended
	September 30, 2024			September 30, 2023
	Class A	Class A and B	Class B	Class A		Class B
	Redeemable	Non-redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	Common stock	common stock	common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(251,051)	$(624,902)	$—	$1,278	$256	$1,828

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	4,345,663	10,817,000	—	6,630,703	1,329,500	9,487,500
Basic and diluted net (loss) income per share	$(0.06)	$(0.06)	$—	$0.00	$0.00	$0.00

	For the Nine Months Ended			For the Nine Months Ended
	September 30, 2024			September 30, 2023
	Class A	Class A and B	Class B	Class A		Class B
	Redeemable	Non-redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	Common stock	common stock	common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(426,121)	$(1,060,678)	$—	$883,994	$97,458	695,474

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	4,345,663	10,817,000	—	12,059,248	1,329,500	9,487,500
Basic and diluted net (loss) income per share	$(0.10)	$(0.10)	$—	$0.07	$0.07	$0.07

	For the Year Ended			For the Year Ended
	December 31, 2023			December 31, 2022
	Class A		Class B	Class A		Class B
	Redeemable	Non-redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	Common stock	common stock	common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$660,301	$112,586	$566,255	$1,216,069	$56,235	$401,303

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	10,578,271	1,803,670	9,071,610	28,750,000	1,329,500	9,487,500
Basic and diluted net income per share	$0.06	$0.06	$0.06	$0.04	$0.04	$0.04